Property and Equipment, Net	6 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
6.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	As of December 31,	As of June 30,
	2024	2025
		(unaudited)
Miners	$24,278	$30,928
Less: accumulated depreciation	—	(4,046)
Total property and equipment, net	$24,278	$26,882

Depreciation expense for the six months ended June 30, 2024 and 2025 was nil and $4,046, respectively, for the continuing operations. Impairment loss recorded for the six months ended June 30, 2024 and 2025 was nil for the continuing operations.